VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
($ reported in thousands)

	Par Value	Value
U.S. Government Securities—2.2%
U.S. Treasury Bonds
1.875%, 11/15/51(1)	$ 2,470	$ 1,516
4.750%, 11/15/53(1)	610	664
4.250%, 2/15/54(1)	3,055	3,067
U.S. Treasury Notes
4.375%, 8/15/26	360	363
3.375%, 5/15/33	415	399
4.125%, 8/15/34	585	583
4.625%, 5/15/54(1)	2,665	2,848
Total U.S. Government Securities (Identified Cost $9,156)		9,440

Foreign Government Securities—3.1%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	115	121
144A 3.875%, 4/16/50(2)	160	135
Arab Republic of Egypt
144A 7.500%, 1/31/27(2)	90	88
144A 7.600%, 3/1/29(2)	174	164
144A 8.500%, 1/31/47(2)	262	203
Benin Government International Bond 144A 7.960%, 2/13/38(2)	15	14
Bolivarian Republic of Venezuela
9.375%, 1/13/34(3)	225	37
RegS 8.250%, 10/13/24(3)(4)	85	12
Costa Rica Government
144A 6.550%, 4/3/34(2)	110	116
144A 7.300%, 11/13/54(2)	90	97
Dominican Republic 144A 4.875%, 9/23/32(2)	440	414
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(3)	170	131
	Par Value	Value

Foreign Government Securities—continued
Federative Republic of Brazil
6.250%, 3/18/31	$ 45	$ 46
6.000%, 10/20/33	220	220
7.125%, 5/13/54	180	184
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	470	320
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	350	375
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	110	88
Kingdom of Bahrain 144A 5.625%, 5/18/34(2)	205	192
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	90	85
Kingdom of Morocco
144A 3.000%, 12/15/32(2)	165	139
144A 5.500%, 12/11/42(2)	205	190
Oman Government International Bond 144A 6.750%, 1/17/48(2)	240	260
Republic of Angola 144A 8.750%, 4/14/32(2)	245	222
Republic of Argentina 0.750%, 7/9/30(5)	912	518
Republic of Armenia 144A 3.600%, 2/2/31(2)	140	118
Republic of Chile 5.330%, 1/5/54	265	263
Republic of Colombia 8.000%, 11/14/35	355	377
Republic of Ecuador
144A 6.900%, 7/31/30(2)(5)	340	242
RegS 6.900%, 7/31/30(4)(5)	115	82
Republic of El Salvador 144A 7.650%, 6/15/35(2)	165	129
Republic of Gabon 144A 6.950%, 6/16/25(2)	45	42
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Republic of Ghana 144A 8.125%, 3/26/32(2)(3)	$ 150	$ 79
Republic of Guatemala 144A 6.600%, 6/13/36(2)	55	57
Republic of Indonesia 2.850%, 2/14/30	310	285
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	210	209
144A 8.250%, 1/30/37(2)	35	35
Republic of Kenya 144A 8.000%, 5/22/32(2)	95	84
Republic of Nigeria 144A 7.375%, 9/28/33(2)	245	205
Republic of Panama
3.875%, 3/17/28	135	128
7.500%, 3/1/31	38	41
8.000%, 3/1/38	258	284
Republic of Paraguay 144A 6.000%, 2/9/36(2)	100	104
Republic of Peru 5.875%, 8/8/54	40	42
Republic of Philippines
4.750%, 3/5/35	135	134
3.700%, 3/1/41	389	331
Republic of Poland 4.875%, 10/4/33	385	389
Republic of Senegal 144A 6.250%, 5/23/33(2)	120	104
Republic of Serbia 144A 6.500%, 9/26/33(2)	369	385
Republic of South Africa 5.875%, 6/22/30	355	351
Republic of Sri Lanka 144A 6.200%, 5/11/27(2)(3)	175	91
Republic of Turkiye
7.625%, 4/26/29	185	193
9.125%, 7/13/30	660	737
7.625%, 5/15/34	200	208
6.625%, 2/17/45	145	129
Romania Government International Bond 144A 7.125%, 1/17/33(2)	335	363
Saudi International Bond
144A 4.875%, 7/18/33(2)	175	177
	Par Value	Value

Foreign Government Securities—continued
144A 4.500%, 10/26/46(2)	$ 745	$ 656
State of Qatar 144A 3.750%, 4/16/30(2)	255	251
Trinidad & Tobago Government International Bond 144A 6.400%, 6/26/34(2)	40	41
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(5)	15	9
144A 0.000%, 2/1/30(2)(5)	3	1
144A 0.000%, 2/1/34(2)(5)	10	3
144A 1.750%, 2/1/34(2)(5)	15	7
144A 0.000%, 2/1/35(2)(5)	9	3
144A 1.750%, 2/1/35(2)(5)	18	8
144A 0.000%, 2/1/36(2)(5)	7	3
144A 1.750%, 2/1/36(2)(5)	2	1
RegS 1.750%, 2/1/29(4)(5)	42	25
RegS 0.000%, 2/1/30(4)(5)	8	3
RegS 0.000%, 2/1/34(4)(5)	28	9
RegS 1.750%, 2/1/34(4)(5)	42	18
RegS 0.000%, 2/1/35(4)(5)	24	10
RegS 1.750%, 2/1/35(4)(5)	49	21
RegS 0.000%, 2/1/36(4)(5)	20	8
RegS 1.750%, 2/1/36(4)(5)	7	3
United Mexican States
3.500%, 2/12/34	530	447
6.338%, 5/4/53	205	201
6.400%, 5/7/54	300	297

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Foreign Government Securities—continued
Uzbekistan International Bond 144A 6.900%, 2/28/32(2)	$ 145	$ 145
Total Foreign Government Securities (Identified Cost $12,992)		12,939

Mortgage-Backed Securities—6.4%
Agency—1.4%
Federal Home Loan Mortgage Corporation
Pool #SD8350 6.000%, 8/1/53	511	520
Pool #SD8382 5.000%, 12/1/53	1,475	1,464
Federal National Mortgage Association
Pool #FS4438 5.000%, 11/1/52	804	799
Pool #FS7751 4.000%, 3/1/53	1,422	1,349
Pool #MA4785 5.000%, 10/1/52	802	796
Pool #MA4805 4.500%, 11/1/52	850	828
		5,756

Non-Agency—5.0%
Ajax Mortgage Loan Trust 2019-D, A1 144A 2.956%, 9/25/65(2)(6)	182	173
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	340	337
AMSR Trust
2021-SFR2, C 144A 1.877%, 8/17/38(2)	245	230
2021-SFR3, D 144A 2.177%, 10/17/38(2)	260	245
Angel Oak Mortgage Trust 2023-1, A1 144A 4.750%, 9/26/67(2)(6)	382	379
	Par Value	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(6)	$ 335	$ 326
2019-2, A1 144A 3.347%, 4/25/49(2)(6)	124	120
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	210	212
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.235%, 4/15/37(2)(6)	435	436
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 6.729%, 3/15/41(2)(6)	336	335
BX Trust
2019-OC11, D 144A 4.075%, 12/9/41(2)(6)	825	751
2022-CLS, A 144A 5.760%, 10/13/27(2)	663	665
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.957%, 9/15/38(2)(6)	340	341
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(6)	88	80
2016-SH2, M2 144A 3.750%, 12/25/45(2)(6)	304	279
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(6)	374	354
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(6)	179	173
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	350	331

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(2)	$ 400	$ 364
2022-1, A 144A 4.744%, 6/17/55(2)(6)	384	383
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(6)	260	232
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(6)	254	227
Ellington Financial Mortgage Trust 2019-2, A3 144A 3.046%, 11/25/59(2)(6)	30	29
ELM Trust 2024-ELM, A10 144A 5.994%, 6/10/39(2)(6)	317	320
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(2)	330	310
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(6)	14	13
JPMorgan Chase Mortgage Trust
2014-5, B2 144A 2.716%, 10/25/29(2)(6)	205	189
2017-3, 2A2 144A 2.500%, 8/25/47(2)(6)	69	61
MetLife Securitization Trust
2017-1A, M1 144A 3.462%, 4/25/55(2)(6)	241	217
2019-1A, A1A 144A 3.750%, 4/25/58(2)(6)	35	34
MFA Trust
2022-INV2, A1 144A 4.950%, 7/25/57(2)(6)	625	620
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(6)	187	181
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(2)(6)	413	362
2019-1, M2 144A 3.500%, 10/25/69(2)(6)	354	321
	Par Value	Value

Non-Agency—continued
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25, A4 3.372%, 10/15/48	$ 300	$ 295
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(2)(6)	32	30
2016-3A, A1 144A 3.750%, 9/25/56(2)(6)	42	40
2016-3A, B1 144A 4.000%, 9/25/56(2)(6)	164	155
2016-4A, A1 144A 3.750%, 11/25/56(2)(6)	18	17
2016-4A, B1A 144A 4.500%, 11/25/56(2)(6)	857	836
2017-2A, A3 144A 4.000%, 3/25/57(2)(6)	643	619
2019-RPL2, M2 144A 3.750%, 2/25/59(2)(6)	440	392
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(6)	134	133
Progress Residential Trust 2021-SFR3, D 144A 2.288%, 5/17/26(2)	830	781
RCKT Mortgage Trust 2020-1, A1 144A 3.000%, 2/25/50(2)(6)	173	149
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(6)	61	58
Towd Point Mortgage Trust
2016-4, B1 144A 4.036%, 7/25/56(2)(6)	480	463
2017-1, A2 144A 3.500%, 10/25/56(2)(6)	278	274
2017-1, M1 144A 3.750%, 10/25/56(2)(6)	385	375
2017-4, A2 144A 3.000%, 6/25/57(2)(6)	610	566
2018-6, A1B 144A 3.750%, 3/25/58(2)(6)	330	317
2018-6, A2 144A 3.750%, 3/25/58(2)(6)	480	444
2019-2, A2 144A 3.750%, 12/25/58(2)(6)	515	472

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
2019-4, A2 144A 3.250%, 10/25/59(2)(6)	$ 445	$ 402
2021-1, A2 144A 2.750%, 11/25/61(2)(6)	465	392
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	590	571
2020-SFR2, D 144A 2.281%, 11/17/39(2)	660	600
Tricon Residential Trust 2021-SFR1, B 144A 2.244%, 7/17/38(2)	185	175
VCAT LLC 2021-NPL4, A1 144A 4.868%, 8/25/51(2)(6)	132	133
Verus Securitization Trust
2022-4, A1 144A 4.474%, 4/25/67(2)(6)	341	339
2022-6, A1 144A 4.910%, 6/25/67(2)(6)	226	229
2022-6, A3 144A 4.910%, 6/25/67(2)(6)	476	475
2022-7, A1 144A 5.152%, 7/25/67(2)(6)	489	488
2023-8, A1 144A 6.259%, 12/25/68(2)(6)	301	303
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	46	43
2022-1, A2 144A 5.850%, 8/25/57(2)(6)	238	237
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	649	629
Wells Fargo Mortgage Backed Securities Trust 2020-4, A1 144A 3.000%, 7/25/50(2)(6)	113	98
		21,160

Total Mortgage-Backed Securities (Identified Cost $27,950)		26,916

	Par Value	Value

Asset-Backed Securities—4.5%
Automobiles—1.3%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	$ 139	$ 139
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	462	470
Avis Budget Rental Car Funding LLC (AESOP) 2019-2A, D 144A 3.040%, 9/22/25(2)	99	99
Carvana Auto Receivables Trust
2023-N4, C 144A 6.590%, 2/11/30(2)	485	502
2024-N1, B 144A 5.630%, 5/10/30(2)	530	538
Credit Acceptance Auto Loan Trust 2024-1A, A 144A 5.680%, 3/15/34(2)	316	321
Exeter Automobile Receivables Trust 2023-3A, D 6.680%, 4/16/29	530	546
GLS Auto Receivables Issuer Trust 2024-2A, C 144A 6.030%, 2/15/30(2)	360	368
LAD Auto Receivables Trust
2023-1A, D 144A 7.300%, 6/17/30(2)	550	566
2023-2A, D 144A 6.300%, 2/15/31(2)	450	456
2023-4A, C 144A 6.760%, 3/15/29(2)	412	428
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	410	408
United Auto Credit Securitization Trust 2024-1, C 144A 7.060%, 10/10/29(2)	405	412

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Automobiles—continued
Westlake Automobile Receivables Trust 2024-1A, B 144A 5.550%, 11/15/27(2)	$ 469	$ 472
		5,725

Consumer Loans—0.1%
Reach ABS Trust 2024-1A, B 144A 6.290%, 2/18/31(2)	500	508
Republic Finance Issuance Trust 2020-A, A 144A 2.470%, 11/20/30(2)	38	38
		546

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(2)	590	583
Mercury Financial Credit Card Master Trust 2023-1A, A 144A 8.040%, 9/20/27(2)	555	558
Mission Lane Credit Card Master Trust 2023-A, A 144A 7.230%, 7/17/28(2)	447	451
		1,592

Equipment—0.1%
Auxilior Term Funding LLC 2023-1A, D 144A 7.270%, 12/16/30(2)	290	302
Other—2.6%
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	242	254
Aqua Finance Trust 2019-A, C 144A 4.010%, 7/16/40(2)	441	417
BHG Securitization Trust
2023-B, A 144A 6.920%, 12/17/36(2)	242	251
	Par Value	Value

Other—continued
2024-1CON, A 144A 5.810%, 4/17/35(2)	$ 350	$ 356
BXG Receivables Note Trust 2020-A, B 144A 2.490%, 2/28/36(2)	207	194
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(2)	335	311
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	344	346
Dext ABS LLC
2020-1, D 144A 7.210%, 2/15/28(2)	399	399
2023-2, B 144A 6.410%, 5/15/34(2)	405	415
Diamond Resorts Owner Trust 2021-1A, B 144A 2.050%, 11/21/33(2)	103	99
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	578	476
Hardee’s Funding LLC 2024-1A, A2 144A 7.253%, 3/20/54(2)	459	475
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	206	196
Hotwire Funding LLC 2021-1, C 144A 4.459%, 11/20/51(2)	695	642
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	522	495
Jersey Mike’s Funding LLC 2019-1A, A2 144A 4.433%, 2/15/50(2)	431	421
Mariner Finance Issuance Trust 2020-AA, A 144A 2.190%, 8/21/34(2)	57	57
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	360	372

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Other—continued
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	$ 299	$ 300
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	469	442
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	545	563
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	425	426
PEAC Solutions Receivables LLC 2024-1A, B 144A 5.790%, 11/20/30(2)	365	373
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	510	517
RCKT Mortgage Trust 2024-CES1, A1A 144A 6.025%, 2/25/44(2)(6)	273	276
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	352	350
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	365	373
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	370	371
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	287	290
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	555	506
		10,963

Total Asset-Backed Securities (Identified Cost $19,154)		19,128
	Par Value	Value

Corporate Bonds and Notes—13.2%
Communication Services—0.7%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	$ 200	$ 64
Altice France S.A.
144A 5.125%, 1/15/29(2)	300	208
144A 5.125%, 7/15/29(2)	175	122
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	375	342
CMG Media Corp. 144A 8.875%, 12/15/27(2)	395	209
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	365	187
144A 11.750%, 1/31/29(2)	250	221
CT Trust 144A 5.125%, 2/3/32(2)	110	99
DISH DBS Corp.
5.875%, 11/15/24	260	252
7.750%, 7/1/26	205	138
Gray Television, Inc. 144A 7.000%, 5/15/27(2)	350	338
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	335	209
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	350	209
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	490	142
Sprint Capital Corp. 8.750%, 3/15/32(1)	230	284
Telesat Canada 144A 6.500%, 10/15/27(2)	270	86
		3,110

Consumer Discretionary—0.5%
Ashtead Capital, Inc. 144A 5.500%, 8/11/32(1)(2)	260	263
Ford Motor Credit Co. LLC 7.350%, 3/6/30(1)	192	208
Meritage Homes Corp. 144A 3.875%, 4/15/29(1)(2)	283	268

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Discretionary—continued
Newell Brands, Inc. 6.625%, 9/15/29(1)	$ 238	$ 238
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(1)(2)	150	155
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	135	133
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(1)(2)	250	249
Weekley Homes LLC 144A 4.875%, 9/15/28(1)(2)	355	344
		1,858

Consumer Staples—0.5%
BAT Capital Corp. 7.750%, 10/19/32(1)	238	278
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	230	229
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(1)(2)	220	138
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(1)(2)	225	232
144A 10.750%, 6/30/32(2)	270	269
Minerva Luxembourg S.A. 144A 8.875%, 9/13/33(2)	145	156
Pilgrim’s Pride Corp. 6.250%, 7/1/33(1)	230	243
Post Holdings, Inc.
144A 6.250%, 2/15/32(1)(2)	150	154
144A 6.375%, 3/1/33(2)	160	161
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	145	143
		2,003

Energy—2.5%
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(1)(2)	190	200
	Par Value	Value

Energy—continued
Archrock Partners LP 144A 6.625%, 9/1/32(2)	$ 45	$ 46
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(1)(2)	410	421
BP Capital Markets plc 4.875% (1)(7)	437	428
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)(2)	225	243
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(1)(2)	260	274
144A 6.714%, 8/15/63(1)(2)	50	56
Coronado Finance Pty Ltd. 144A 10.750%, 5/15/26(1)(2)	526	545
CrownRock LP 144A 5.000%, 5/1/29(2)	170	172
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	340	346
Ecopetrol S.A. 4.625%, 11/2/31	190	161
Encino Acquisition Partners Holdings LLC 144A 8.750%, 5/1/31(1)(2)	25	27
Energy Transfer LP Series H 6.500% (1)(7)	350	347
EQM Midstream Partners LP 144A 6.375%, 4/1/29(1)(2)	85	87
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)(2)	467	402
Genesis Energy LP 8.875%, 4/15/30(1)	245	260
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	100	105
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	275	296

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Energy—continued
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(1)(2)(4)	$ 380	$ 377
KazMunayGas National Co. JSC
144A 5.375%, 4/24/30(2)	50	49
144A 6.375%, 10/24/48(2)	325	319
RegS 6.375%, 10/24/48(4)	200	196
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	239	281
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(1)(2)	25	26
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)(8)	105	3
Noble Finance II LLC 144A 8.000%, 4/15/30(2)	65	67
Occidental Petroleum Corp. 6.125%, 1/1/31(1)	230	242
Pertamina Persero PT 144A 2.300%, 2/9/31(2)	580	499
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	665	66
Petroleos Mexicanos
6.500%, 3/13/27	390	375
6.500%, 1/23/29	40	37
6.700%, 2/16/32	180	155
7.690%, 1/23/50	305	226
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	225	213
Plains All American Pipeline LP 5.700%, 9/15/34(1)	250	256
QatarEnergy 144A 2.250%, 7/12/31(2)	215	188
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	380	388
SM Energy Co.
144A 6.750%, 8/1/29(1)(2)	35	36
144A 7.000%, 8/1/32(1)(2)	30	31
State Oil Co. of the Azerbaijan Republic RegS 6.950%, 3/18/30(4)	280	295
Teine Energy Ltd. 144A 6.875%, 4/15/29(1)(2)	330	329
	Par Value	Value

Energy—continued
Transcanada Trust 5.600%, 3/7/82(1)	$ 305	$ 291
Transocean, Inc.
144A 8.250%, 5/15/29(2)	50	51
144A 8.750%, 2/15/30(2)	242	256
144A 8.500%, 5/15/31(2)	80	81
Venture Global LNG, Inc. 144A 9.875%, 2/1/32(1)(2)	390	433
Western Midstream Operating LP 5.250%, 2/1/50(1)	285	258
		10,440

Financials—4.6%
6297782 LLC 144A 5.584%, 10/1/34(2)	130	129
Acrisure LLC
144A 8.250%, 2/1/29(2)	130	134
144A 6.000%, 8/1/29(2)	135	129
AerCap Ireland Capital DAC 6.950%, 3/10/55(1)	150	155
Allianz SE 144A 6.350%, 9/6/53(1)(2)	200	213
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 8.318%, 8/15/53(6)	275	276
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	515	414
American Express Co. 5.625%, 7/28/34(1)	208	216
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(1)(2)	223	231
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)(2)	509	443
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	320	327
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	253	246
RegS 3.125%, 7/1/30(4)	73	71

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(7)	$ 170	$ 182
Banco Mercantil del Norte S.A. 144A 6.625% (2)(7)	150	138
Bank of America Corp.
5.015%, 7/22/33	137	139
5.288%, 4/25/34(1)	140	144
5.425%, 8/15/35(1)	220	220
Bank of New York Mellon Corp. (The) Series G 4.700% (1)(7)	427	421
Barclays plc 7.437%, 11/2/33(1)	259	295
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	270	256
Blackstone Private Credit Fund 2.625%, 12/15/26(1)	256	240
Block, Inc. 144A 6.500%, 5/15/32(1)(2)	165	171
Blue Owl Credit Income Corp. 4.700%, 2/8/27	216	211
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)(2)	330	286
BNSF Funding Trust I 6.613%, 12/15/55(1)	245	246
BPCE S.A. 144A 7.003%, 10/19/34(1)(2)	250	277
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	270	257
Brookfield Finance, Inc. 6.350%, 1/5/34(1)	221	240
Capital One Financial Corp. 2.359%, 7/29/32(1)	180	144
Charles Schwab Corp. (The) Series H 4.000% (7)	334	291
Citigroup, Inc.
6.270%, 11/17/33	194	210
6.174%, 5/25/34(1)	202	213
Concentra Escrow Issuer Corp. 144A 6.875%, 7/15/32(1)(2)	35	37
	Par Value	Value

Financials—continued
Corebridge Financial, Inc. 6.875%, 12/15/52(1)	$ 326	$ 333
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	480	463
Export-Import Bank Korea 5.125%, 1/11/33	235	243
F&G Annuities & Life, Inc. 6.500%, 6/4/29(1)	165	168
Fifth Third Bancorp 4.337%, 4/25/33(1)	273	257
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(1)(2)	325	334
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)	245	242
GGAM Finance Ltd. 144A 6.875%, 4/15/29(1)(2)	225	232
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(1)(2)	169	191
144A 7.950%, 10/15/54(1)(2)	85	87
Goldman Sachs Group, Inc. (The)
3.102%, 2/24/33(1)	245	217
6.450%, 5/1/36(1)	190	210
Grifols S.A. 144A 4.750%, 10/15/28(2)	245	233
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(1)(2)	276	278
HUB International Ltd. 144A 7.375%, 1/31/32(2)	55	57
Huntington Bancshares, Inc. 5.709%, 2/2/35(1)	255	261
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(1)(2)	275	292
JPMorgan Chase & Co. 1.953%, 2/4/32(1)	470	397
KeyCorp 6.401%, 3/6/35(1)	221	237
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)(2)	210	204

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Financials—continued
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)(2)	$ 320	$ 300
Melco Resorts Finance Ltd. 144A 7.625%, 4/17/32(2)	300	300
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(1)(2)	245	244
MetLife, Inc. Series G 3.850% (1)(7)	340	333
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(1)(2)	265	254
Morgan Stanley
6.342%, 10/18/33(1)	182	199
5.948%, 1/19/38(1)	208	215
MSCI, Inc. 144A 3.625%, 9/1/30(2)	256	237
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 8.427%, 4/30/43(1)(6)	270	270
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(1)(2)	360	350
NatWest Group plc 6.475%, 6/1/34(1)	220	230
New Red Finance, Inc. 144A 6.125%, 6/15/29(1)(2)	70	71
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(1)(2)	200	214
Nuveen LLC 144A 5.850%, 4/15/34(1)(2)	245	256
OneMain Finance Corp. 7.125%, 11/15/31	370	374
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(1)(2)	30	31
Prudential Financial, Inc.
5.125%, 3/1/52	148	144
6.750%, 3/1/53	120	128
Societe Generale S.A. 144A 6.066%, 1/19/35(1)(2)	200	207
	Par Value	Value

Financials—continued
State Street Corp.
6.123%, 11/21/34(1)	$ 205	$ 220
Series I 6.700%(1)(7)	200	205
Synchrony Financial
4.875%, 6/13/25(1)	80	80
3.700%, 8/4/26(1)	117	114
Texas Capital Bancshares, Inc. 4.000%, 5/6/31(1)	495	461
Toronto-Dominion Bank (The) 8.125%, 10/31/82	239	255
UBS Group AG
144A 9.250%(1)(2)(7)	35	40
144A 4.988%, 8/5/33(1)(2)	289	287
Wells Fargo & Co.
5.389%, 4/24/34(1)	270	277
Series BB 3.900%(1)(7)	470	457
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	120	124
		19,415

Health Care—0.7%
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(2)	395	386
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	60	54
144A 4.750%, 2/15/31(2)	285	243
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30(1)	388	353
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	20	21
HCA, Inc. 5.500%, 6/1/33(1)	229	234
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	305	334
144A 10.000%, 6/1/32(2)	110	119
Medline Borrower LP
144A 6.250%, 4/1/29(1)(2)	70	72
144A 5.250%, 10/1/29(1)(2)	205	201
Par Pharmaceutical, Inc. 7.500%, 4/1/27(8)	187	—

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Health Care—continued
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	$ 375	$ 378
Smith & Nephew plc 5.400%, 3/20/34(1)	220	225
Universal Health Services, Inc. 2.650%, 1/15/32(1)	262	224
		2,844

Industrials—1.2%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)	347	324
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)(2)	443	440
Amentum Escrow Corp. 144A 7.250%, 8/1/32(2)	40	42
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)(2)	254	243
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)(2)	243	240
Boeing Co. (The)
3.750%, 2/1/50(1)	205	142
5.930%, 5/1/60(1)	147	139
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(1)(2)	245	251
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)(2)	363	319
DP World Ltd. 144A 6.850%, 7/2/37(2)	15	17
Fortress Transportation & Infrastructure Investors LLC
144A 7.000%, 5/1/31(1)(2)	210	220
144A 7.000%, 6/15/32(1)(2)	35	37
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)(2)	360	365
	Par Value	Value

Industrials—continued
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	$ 470	$ 369
Icahn Enterprises LP
6.250%, 5/15/26(1)	165	164
5.250%, 5/15/27(1)	40	39
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	415	375
Regal Rexnord Corp. 6.400%, 4/15/33(1)	329	349
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(1)(2)	475	401
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37(1)	289	299
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(1)(2)	420	393
		5,168

Information Technology—0.3%
Booz Allen Hamilton, Inc. 144A 4.000%, 7/1/29(1)(2)	90	87
CommScope Technologies LLC 144A 6.000%, 6/15/25(2)	270	259
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)(2)	115	114
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(1)(2)	100	104
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(1)(2)	25	26
Rocket Software, Inc. 144A 9.000%, 11/28/28(1)(2)	145	150
Viasat, Inc. 144A 5.625%, 9/15/25(2)	445	440

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Information Technology—continued
Vontier Corp. 2.950%, 4/1/31(1)	$ 200	$ 173
		1,353

Materials—0.8%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	565	292
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)(2)	415	380
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	200	208
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	365	368
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(1)(2)	270	291
LSB Industries, Inc. 144A 6.250%, 10/15/28(1)(2)	240	235
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	250	254
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	230	235
Sealed Air Corp. 144A 6.500%, 7/15/32(1)(2)	90	92
Taseko Mines Ltd. 144A 8.250%, 5/1/30(1)(2)	265	275
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	382	382
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	294	273
		3,285

Real Estate—0.4%
EPR Properties 4.750%, 12/15/26(1)	455	450
GLP Capital LP 6.750%, 12/1/33(1)	255	278
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	220	179
	Par Value	Value

Real Estate—continued
Sabra Health Care LP 3.200%, 12/1/31(1)	$ 270	$ 234
Safehold GL Holdings LLC 6.100%, 4/1/34(1)	245	255
VICI Properties LP
5.125%, 5/15/32(1)	135	133
144A 4.625%, 6/15/25(1)(2)	65	64
144A 5.750%, 2/1/27(1)(2)	90	91
		1,684

Utilities—1.0%
AES Corp. (The) 7.600%, 1/15/55(1)	175	180
CMS Energy Corp. 4.750%, 6/1/50(1)	366	344
Dominion Energy, Inc. Series B 7.000%, 6/1/54(1)	280	298
Electricite de France S.A.
144A 6.250%, 5/23/33(1)(2)	184	199
144A 6.900%, 5/23/53(1)(2)	176	201
Enel Finance International N.V. 144A 7.500%, 10/14/32(2)	231	265
Entergy Corp. 7.125%, 12/1/54(1)	290	295
Ferrellgas LP
144A 5.375%, 4/1/26(1)(2)	125	125
144A 5.875%, 4/1/29(1)(2)	275	258
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	276	286
Lightning Power LLC 144A 7.250%, 8/15/32(2)	15	16
NGL Energy Operating LLC
144A 8.125%, 2/15/29(1)(2)	55	56
144A 8.375%, 2/15/32(1)(2)	90	93
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)(2)	328	361
PacifiCorp 5.800%, 1/15/55(1)	214	218
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	250	245

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Utilities—continued
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)	$ 90	$ 93
Southern Co. (The) Series 21-A 3.750%, 9/15/51(1)	419	399
Vistra Corp. 144A 8.000% (1)(2)(7)	190	197
Vistra Operations Co. LLC 144A 6.875%, 4/15/32(1)(2)	165	171
		4,300

Total Corporate Bonds and Notes (Identified Cost $56,995)		55,460

Leveraged Loans—3.9%
Aerospace—0.1%
Amazon Holdco, Inc. Tranche B (1 month Term SOFR + 2.272%) 7.612%, 7/30/31(6)	45	45
Amentum Government Services Holdings LLC (1 month Term SOFR + 4.000%) 9.278%, 2/15/29(6)	162	162
Dynasty Acquisition Co., Inc.
2024, Tranche B-1 (1 month Term SOFR + 3.500%) 8.747%, 8/24/28(6)	162	162
2024, Tranche B-2 (1 month Term SOFR + 3.500%) 8.747%, 8/24/28(6)	62	62
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 9.097%, 2/1/28(6)	143	140
		571

	Par Value	Value

Chemicals—0.2%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 8.497%, 2/18/30(6)	$ 161	$ 160
Innophos Holdings, Inc. (1 month Term SOFR + 3.864%) 9.111%, 2/5/27(6)	164	164
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 8.861%, 10/15/28(6)	173	173
Lummus Technology Holdings V LLC 2024, Tranche B (1 month Term SOFR + 3.614%) 8.861%, 12/31/29(6)	65	65
Starfruit Finco B.V. Tranche B (3 month Term SOFR + 3.500%) 8.628%, 4/3/28(6)	164	165
		727

Consumer Durables—0.1%
Gloves Buyer, Inc. First Lien (1 month Term SOFR + 4.114%) 9.361%, 12/29/27(6)	120	120
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 8.497%, 10/19/29(6)	115	114
		234

Consumer Non-Durables—0.1%
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.826%, 8/17/29(6)	90	90
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 10.835%, 1/31/31(6)	210	207

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Consumer Non-Durables—continued
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 9.314%, 7/8/31(6)	$ 137	$ 136
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.821%, 8/26/31(6)	100	100
		533

Energy—0.1%
Freeport LNG Investments LLP Tranche B (3 month Term SOFR + 3.762%) 9.044%, 12/21/28(6)	173	172
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.997%, 5/31/31(6)	35	35
NGP XI Midstream Holdings LLC (2 month Term SOFR + 4.000%) 9.285%, 7/25/31(6)	65	65
Traverse Midstream Partners LLC Tranche B (3 month Term SOFR + 3.500%) 8.752%, 2/16/28(6)	127	127
		399

Financials—0.1%
Acrisure LLC
2024 (3 month Term SOFR + 3.250%) 8.594%, 11/6/30(6)	115	114
2024, Tranche B (3 month Term SOFR + 3.000%) 8.344%, 2/15/27(6)	126	125
Asurion LLC Tranche B-9 (1 month Term SOFR + 3.364%) 8.611%, 7/31/27(6)	211	209
		448

	Par Value	Value

Food / Tobacco—0.1%
Del Monte Foods Corp. II, Inc. (1 month Term SOFR + 8.100%) 13.443%, 8/2/28(6)	$ 84	$ 79
Del Monte Foods, Inc.
(1 month Term SOFR + 4.350%) 9.688% - 9.693%, 8/2/28(6)	83	49
(1 month Term SOFR + 4.850%) 10.188%, 8/2/28(6)	188	52
DM Escrow Corp. (3 month PRIME + 7.000%) 15.500%, 8/2/28	11	11
Naked Juice LLC (1-3 month Term SOFR + 3.350%) 8.685% - 8.694%, 1/24/29(6)	191	165
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.750%) 8.868%, 7/12/29(6)	112	112
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 9.784%, 1/3/28(6)	168	168
		636

Forest Prod / Containers—0.1%
Klockner Pentaplast of America, Inc. Tranche B (3 month Term SOFR + 4.975%) 9.723%, 2/12/26(6)	122	114
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 8.611%, 3/3/28(6)	133	133
		247

Gaming / Leisure—0.2%
ECL Entertainment LLC Tranche B (1 month Term SOFR + 4.000%) 9.247%, 8/31/30(6)	184	184

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Gaming / Leisure—continued
Entain plc Tranche B-3 (6 month Term SOFR + 2.750%) 8.014%, 10/31/29(6)	$ 165	$ 165
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 9.361%, 4/26/28(6)	148	148
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 8.835%, 11/12/29(6)	190	187
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 9.585%, 8/1/30(6)	134	134
		818

Health Care—0.5%
Bausch & Lomb Corp. (1 month Term SOFR + 4.000%) 9.247%, 9/29/28(6)	119	118
CHG Healthcare Services, Inc. First Lien (1 month Term SOFR + 3.364%) 8.611%, 9/29/28(6)	154	154
Cotiviti, Inc. (1 month Term SOFR + 3.250%) 8.592%, 5/1/31(6)	160	159
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 9.435%, 10/1/27(6)	181	164
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 7.402%, 11/15/27(6)	300	295
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 9.685%, 8/19/28(6)	190	188
	Par Value	Value

Health Care—continued
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(6)(8)	$ 23	$ 7
LifePoint Health, Inc. 2024 (1 month Term SOFR + 4.000%) 9.342%, 5/9/31(6)	30	30
Modivcare, Inc. (3 month Term SOFR + 4.750%) 10.082%, 7/1/31(6)	115	112
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 8.585%, 11/30/27(6)	207	208
Radiology Partners, Inc. Tranche C (3 month Term SOFR + 3.762%) 8.883%, 1/31/29(6)	141	133
Resonetics LLC Tranche B (1 month Term SOFR + 3.750%) 9.092%, 6/18/31(6)	20	20
Star Parent, Inc. Tranche B (3 month Term SOFR + 3.750%) 9.085%, 9/27/30(6)	204	203
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.764%, 11/20/26(6)	227	205
Viant Medical Holdings, Inc. First Lien (1 month Term SOFR + 3.864%) 9.111%, 7/2/25(6)	303	303
		2,299

Housing—0.1%
Chariot Buyer LLC First Lien (1 month Term SOFR + 3.500%) 8.747%, 11/3/28(6)	140	140

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Housing—continued
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.687%, 4/12/28(6)	$ 169	$ 164
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.571%, 2/26/29(6)	174	172
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 9.140%, 5/30/31(6)	170	165
		641

Information Technology—0.6%
Ahead DB Holdings LLC Tranche B-2 (1 month Term SOFR + 3.500%) 8.798%, 2/1/31(6)	55	55
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 10.585%, 2/23/32(6)	20	21
Tranche B-1 (1 month Term SOFR + 3.000%) 8.286%, 2/24/31(6)	169	169
Barracuda Parent LLC First Lien (3 month Term SOFR + 4.500%) 9.814%, 8/15/29(6)	157	153
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 9.005%, 7/30/31(6)	150	149
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 8.585%, 7/6/29(6)	213	211
ConnectWise LLC (3 month Term SOFR + 3.762%) 9.096%, 9/29/28(6)	106	106
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 10.103%, 12/12/29(6)	134	134
	Par Value	Value

Information Technology—continued
Infinite Bidco LLC First Lien (3 month Term SOFR + 3.750%) 9.264%, 3/2/28(6)	$ 149	$ 144
ION Trading Finance Ltd. 2024 (3 month Term SOFR + 4.000%) 9.346%, 4/1/28(6)	130	131
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.500%) 9.835%, 9/16/30(6)	113	114
NCR Atleos LLC Tranche B (1-3 month Term SOFR + 4.850%) 10.097% - 10.102%, 3/27/29(6)	164	165
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 8.247%, 8/31/28(6)	141	141
RealPage, Inc. First Lien (1 month Term SOFR + 3.114%) 8.361%, 4/24/28(6)	178	170
Rocket Software, Inc. (1 month Term SOFR + 4.750%) 9.997%, 11/28/28(6)	239	239
Sophia LP 2024, Tranche B (1 month Term SOFR + 3.600%) 8.847%, 10/9/29(6)	174	174
UKG, Inc. Tranche B (3 month Term SOFR + 3.250%) 8.555%, 2/10/31(6)	161	162
		2,438

Manufacturing—0.1%
Arcline FM Holdings LLC 2024 (3-6 month Term SOFR + 4.500%) 9.567% - 9.742%, 6/23/28(6)	165	165

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Manufacturing—continued
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.842%, 9/28/28(6)	$ 199	$ 191
Star U.S. Bidco LLC (1 month Term SOFR + 4.350%) 9.597%, 3/17/27(6)	208	210
		566

Media / Telecom - Broadcasting—0.1%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.113%) 8.457%, 12/1/28(6)	163	148
Terrier Media Buyer, Inc. 2021, Tranche B (3 month Term SOFR + 3.600%) 8.935%, 12/17/26(6)	183	158
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 8.861%, 1/23/29(6)	105	102
		408

Media / Telecom - Cable/Wireless Video—0.2%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 8.497%, 9/18/30(6)	179	172
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 9.837%, 1/18/28(6)	333	318
DIRECTV Financing LLC 2024, Tranche B (1 month Term SOFR + 5.364%) 10.611%, 8/2/29(6)	218	217
Eagle Broadband Investments LLC (3 month Term SOFR + 3.262%) 8.596%, 11/12/27(6)	333	331
		1,038

	Par Value	Value

Media / Telecom - Diversified Media—0.1%
Century DE Buyer LLC (3 month Term SOFR + 4.000%) 9.255%, 10/30/30(6)	$ 124	$ 125
McGraw-Hill Education, Inc. 2024, Tranche B (1 month Term SOFR + 4.000%) 9.228%, 8/1/31(6)	149	149
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 9.497%, 5/3/28(6)	129	128
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 10.404%, 4/11/29(6)	137	131
		533

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (3 month LIBOR + 2.750%) 8.264%, 7/31/25(6)	249	219
Tranche B-12 (3 month LIBOR + 3.688%) 9.250%, 1/31/26(6)	50	40
		259

Media / Telecom - Wireless Communications—0.0%
Viasat, Inc. (1 month Term SOFR + 4.500%) 9.747%, 3/2/29(6)	159	148
Metals / Minerals—0.1%
Arsenal Aic Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 8.560%, 8/18/30(6)	94	94

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Metals / Minerals—continued
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 9.580%, 7/31/26(6)	$ 275	$ 273
		367

Retail—0.1%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.752%, 11/8/27(6)	202	203
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 8.846%, 3/3/28(6)	165	152
		355

Service—0.6%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.747%, 7/23/31(6)	35	35
Ascend Learning LLC (1 month Term SOFR + 3.600%) 8.847%, 12/11/28(6)	136	135
BIFM U.S. Finance LLC (1 month Term SOFR + 4.250%) 9.497%, 5/31/28(6)	85	85
DG Investment Intermediate Holdings 2, Inc. 2022 (1 month Term SOFR + 4.750%) 9.997%, 3/31/28(6)	198	198
DXP Enterprises, Inc. (3 month Term SOFR + 4.850%) 10.164%, 10/11/30(6)	129	130
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 8.252%, 8/1/29(6)	60	60
	Par Value	Value

Service—continued
Garda World Security Corp. (1 month Term SOFR + 3.500%) 8.832%, 2/1/29(6)	$ 184	$ 184
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 8.497%, 6/2/31(6)	70	70
Husky Injection Molding Systems Ltd. (3 month Term SOFR + 5.000%) 10.326%, 2/15/29(6)	145	144
Kuehg Corp. Tranche B (3 month Term SOFR + 4.500%) 9.835%, 6/12/30(6)	198	199
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 8.097%, 11/23/28(6)	145	145
Omnia Partners LLC (3 month Term SOFR + 3.250%) 8.529%, 7/25/30(6)	75	75
Planet U.S. Buyer LLC (3 month Term SOFR + 3.500%) 8.604%, 2/7/31(6)	70	70
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 9.600%, 3/4/28(6)	159	135
The Hertz Corp. 2023 (3 month Term SOFR + 8.750%) 9.097%, 6/30/28(6)	192	173
TMF Sapphire Bidco B.V. Tranche B-3 (2-3 month Term SOFR + 3.500%) 8.814% - 8.817%, 5/3/28(6)	124	125
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 9.347%, 11/2/27(6)	263	255

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Par Value	Value

Service—continued
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.750%) 8.111%, 3/24/28(6)	$ 178	$ 167
		2,385

Transportation - Automotive—0.1%
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 10.514%, 3/30/27(6)	144	142
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 9.264%, 10/28/27(6)	161	144
		286

Utilities—0.1%
Generation Bridge Northeast LLC Tranche B (1 month Term SOFR + 3.500%) 8.747%, 8/22/29(6)	108	109
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.603%, 5/10/29(6)	150	150
		259

Total Leveraged Loans (Identified Cost $16,842)		16,595

	Shares
Preferred Stocks—0.2%
Financials—0.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(1)(2)	310(9)	296
JPMorgan Chase & Co. Series HH, 4.600%(1)	151(9)	150
MetLife, Inc. Series D, 5.875%(1)	124(9)	124
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	301(9)	$ 292
		862

Total Preferred Stocks (Identified Cost $888)		862

Common Stocks—104.7%
Communication Services—2.6%
Cellnex Telecom S.A.	283,512	10,948
Consumer Discretionary—0.0%
MYT Holding LLC Class B(8)(10)	22,362	1
NMG Parent LLC(8)(10)	368	44
West Marine(8)(10)	475	2
		47

Energy—17.3%
Cheniere Energy, Inc.(1)	76,470	14,167
DT Midstream, Inc.(1)	41,965	3,298
Enbridge, Inc.(1)	165,543	6,651
Koninklijke Vopak N.V.	148,308	6,818
ONEOK, Inc.(1)	99,003	9,144
Pembina Pipeline Corp.(1)	176,811	7,123
Targa Resources Corp.(1)	55,886	8,210
TC Energy Corp.(1)	163,899	7,595
Williams Cos., Inc. (The)(1)	214,010	9,795
		72,801

Health Care—0.0%
Endo DAC(8)(10)	94,000	—
Endo, Inc.(10)	1,929	52
Lannett Co., Inc.(8)(10)	3,742	—
		52

Industrials—28.5%
Aena SME S.A.(1)	134,920	27,152
Aeroports de Paris S.A.(1)	54,897	7,188
Auckland International Airport Ltd.	1,728,320	8,195

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
	Shares	Value

Industrials—continued
CSX Corp.	165,984	$ 5,688
Ferrovial SE	210,137	8,787
Flughafen Zurich AG Registered Shares	52,537	12,293
Grupo Aeroportuario del Centro Norte SAB de C.V. Class B	289,600	2,321
Norfolk Southern Corp.(1)	48,898	12,526
Transurban Group	1,981,400	18,172
Union Pacific Corp.	42,698	10,934
Vinci S.A.(1)	56,575	6,762
		120,018

Real Estate—7.3%
American Tower Corp.(1)	104,504	23,415
Crown Castle, Inc.(1)	62,642	7,017
		30,432

Utilities—49.0%
Ameren Corp.(1)	81,345	6,712
Atmos Energy Corp.(1)	60,674	7,932
CenterPoint Energy, Inc.(1)	256,003	6,989
DTE Energy Co.(1)	54,389	6,800
Duke Energy Corp.(1)	59,657	6,798
E.ON SE(1)	377,795	5,356
Edison International(1)	115,839	10,081
EDP S.A.(1)	1,361,431	5,724
Emera, Inc.(1)	171,022	6,440
Entergy Corp.(1)	37,051	4,472
Evergy, Inc.(1)	90,145	5,331
Eversource Energy(1)	133,028	8,983
Iberdrola S.A.	483,107	6,854
National Grid plc	1,292,625	17,027
NextEra Energy, Inc.	343,038	27,618
NiSource, Inc.(1)	273,674	9,048
PG&E Corp.(1)	456,331	8,990
Redeia Corp. S.A.(1)	303,098	5,757
RWE AG(1)	122,030	4,402
	Shares	Value

Utilities—continued
Sempra (1)	202,028	$ 16,603
Severn Trent plc	202,177	6,845
Southern Co. (The)(1)	132,200	11,422
United Utilities Group plc	317,201	4,263
WEC Energy Group, Inc.(1)	63,486	5,906
		206,353

Total Common Stocks (Identified Cost $405,880)		440,651

Total Long-Term Investments—138.2% (Identified Cost $549,857)		581,991

TOTAL INVESTMENTS—138.2% (Identified Cost $549,857)		$581,991
Other assets and liabilities, net—(38.2)%		(160,968)
NET ASSETS—100.0%		$421,023

Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
DB	Deutsche Bank AG
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
SOFR	Secured Overnight Financing Rate

See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
Footnote Legend:
(1)	All or a portion of securities is segregated as collateral for margin loan financing. The value of securities segregated as collateral is $315,527.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, these securities amounted to a value of $80,077 or 19.0% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	Represents step coupon bond. Rate shown reflects the rate in effect as of August 31, 2024.
(6)	Variable rate security. Rate disclosed is as of August 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(7)	No contractual maturity date.
(8)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(9)	Value shown as par value.
(10)	Non-income producing.

Country Weightings†
United States	62%
Spain	9
Canada	6
United Kingdom	5
Australia	3
Netherlands	3
France	3
Other	9
Total	100%
†% of total investments as of August 31, 2024.
See Notes to Schedule of Investments

VIRTUS Total Return Fund Inc.
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of August 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at August 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$9,440	$—	$9,440	$—
Foreign Government Securities	12,939	—	12,939	—
Mortgage-Backed Securities	26,916	—	26,916	—
Asset-Backed Securities	19,128	—	19,128	—
Corporate Bonds and Notes	55,460	—	55,457	3(1)
Leveraged Loans	16,595	—	16,588	7
Equity Securities:
Preferred Stocks	862	—	862	—
Common Stocks	440,651	304,428	136,176	47(1)
Total Investments	$581,991	$304,428	$277,506	$57

(1)	Includes internally fair valued securities currently priced at zero ($0).
There were no transfers into or out of Level 3 related to securities held at August 31, 2024.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended August 31, 2024.
See Notes to Schedule of Investments

VIRTUS TOTAL RETURN FUND INC. NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2024
Note 1. Significant Accounting Policies
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
    •    Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
    •    Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    •    Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also

VIRTUS TOTAL RETURN FUND INC. NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2024
incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.